Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Parties [Abstract]
Related Parties
43. Related parties
a) Parent
The Bank’s direct controlling entity is Banco Bilbao Vizcaya Argentaria, S.A.
b) Key Management personnel
Key management personnel are those having the authority and responsibility for planning, managing and controlling the Bank’s activities, whether directly or indirectly.
Based on that definition, the Bank considers the members of the Board of Directors as key personnel.
b.1) Remuneration of key management personnel
The key personnel of the Board of Directors received the following compensations:

	December 31, 2020	December 31, 2019	December 31, 2018
Fees	50,741	20,339	38,510
Total	50,741	20,339	38,510
b.2) Balances and results arising from transactions with key management personnel

	Balances as of		Results
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2018
Loans
Credit cards	4,975	6,287	1,131	1,484	2,061
Overdrafts	30	5	—	—	20
Mortgage loans	1,190	1,713	255	378	606
Deposits	32,673	25,133	1,075	1,628	338
Loans are granted on an arm’s length basis. All loans to related parties were classified in Stage 1.
b.3) Balances and results arising from transactions with related parties (except key management personnel)

	Balances as of		Results
Parent	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2018
Cash and other demand deposits	1,168,271	621,390	—	—	—
Derivatives (Assets)	—	886,425	—	—	—
Other financial assets	—	735,992	—	—	—
Trading liabilities	2,131	—	—	—	—
Other liabilities	7,061,795	480,355	721,876	398,135	234,262
Derivatives (Liabilities)	11,618	1,634,234	385,850	9,569	209,999
Securities in custody (b)	63,028,083	77,454,929	—	—	—
Derivative instruments (Notional amount)	925,000	15,269,110	—	—	—
Guarantees granted (c)	2,656,720	962,230	5,956	3,254	4,570
Guarantees received	3,725,274	38,612	—	—	—

	Balances as of		Results
Associates/ Joint Ventures	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2018
Cash and other demand deposits	934	400	—	—	—
Loans and advances	72,447	2,427,370	1,480,274	2,807,733	3,508,628
Debt securities at fair value through profit or loss	5,189	22,847	76,902	71,709	85,265
Derivatives (Assets)	—	—	—	—	—
Other financial assets	73,320	—	—	—	—
Deposits	614,636	509,749	5,985	11,203	75,377
Trading liabilities	—	—	—	—	—
Other financial liabilities	—	—	—	—	—
Other liabilities	—	—	—	3,322	9,048
Financing received	887,068	272,877	2,741	14,932	13,632
Derivatives (Liabilities)	—	188,207	57,445	632,839	1,589,137
Debt securities issued	—	212,299	24,552	69,827	84,425
Other operating income (a)	—	—	41,357	61,180	38,262

Off-balance sheet transaction

Interest rate swaps (Notional amount)	—	1,815,229	—	—	—
Securities in custody (b)	1,516,130	1,715,124	1,801	2,519	1,007
Guarantees received	14,204	—	—	—	—
Guarantees granted (c)	443	24,891	137	781	603

(a)	Operating leases.
(b)	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(c)	These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified in Stage 1.